Inventories Related to Real Estate Business	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories Related to Real Estate Business
13.	INVENTORIES RELATED TO REAL ESTATE BUSINESS

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$25,825	$20,734	$677
Construction in progress	8,106,166	8,252,348	269,597
Land held for construction	1,687,525	1,787,526	58,397
	$9,819,516	$10,060,608	$328,671

Construction in progress is mainly located on Hutai Road in Shanghai, China and Lidu Road in Kun Shan, China. The capitalized borrowing costs for the years ended December 31, 2016, 2017 and 2018 are disclosed in Note 26.

Construction in progress located on Caobao Road in Shanghai, China was completed in the third quarter of 2017 and immediately leased out for the lease business. As a result, the Group reclassified those buildings and land use right under the line item of inventories related to real estate business to investment properties of NT$6,971,372 thousand and long-term prepayments for lease of NT$5,798,449 thousand, respectively.

As of December 31, 2017 and 2018, inventories related to real estate business of NT$9,818,869 thousand and NT$10,060,608 thousand (US$328,671 thousand), respectively, are expected to be recovered longer than twelve months.

Refer to Note 38 for the carrying amount of inventories related to real estate business that had been pledged by the Group to secure bank borrowings.